Business Combination - Summary of Estimated Amortization Expense of Intangible Asset to be Recognized (Details) - LBSM - Technical License	Dec. 31, 2025 USD ($)
Business Combination [Line Items]
2026	$ 29,400
2027	29,400
2028	29,400
2029	29,400
2030	29,400
Thereafter	243,928
Total	$ 390,928